John Hancock Emerging Markets Equity Fund Expense Example, No Redemption - Class A C I R2 R4 R6 [Member] - John Hancock Emerging Markets Equity Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 203
Expense Example, No Redemption, 3 Years	661
Expense Example, No Redemption, 5 Years	1,145
Expense Example, No Redemption, 10 Years	$ 2,303